Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

While we do not have a formal written policy in place with regard to the timing of awards of options or similar awards in relation to the disclosure of material nonpublic information, our equity awards are generally granted on fixed dates determined in advance. On limited occasions, our Board of Directors (or Compensation Committee, as appropriate) may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.

Our Board of Directors’ general practice, and its practice for fiscal year 2024, has been to complete its annual executive compensation review and determine performance goals and target compensation for our executives, which coincides with the Company’s regularly scheduled Board meetings; then equity awards are generally granted with an effective date during the Company’s next open trading window. In 2024, the Board of Directors also awarded options to its executive officers, among others, in December 2024 to adjust their compensation to a more appropriate level since the equity pool in the Company’s 2022 Plan did not have enough shares available to make adequate grants earlier in 2024, prior to the October 25, 2024 approval by stockholders of an increase to the number of shares authorized under the 2022 Plan.

The Committee approves all equity award grants on or before the grant date and does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the Committee does not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method	our Board of Directors (or Compensation Committee, as appropriate) may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. Our Board of Directors’ general practice, and its practice for fiscal year 2024, has been to complete its annual executive compensation review and determine performance goals and target compensation for our executives, which coincides with the Company’s regularly scheduled Board meetings; then equity awards are generally granted with an effective date during the Company’s next open trading window.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false